Note 19 - Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2020
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Note 19 - Cash and Cash Equivalents and Other Investments

19        Cash and cash equivalents and other investments

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2020	2019
Cash and cash equivalents
Cash at banks	117,807	118,314
Liquidity funds	98,183	1,166,697
Short – term investments	368,691	269,288
	584,681	1,554,299
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	763,697	65,874
Bonds and other fixed income	108,791	144,502
	872,488	210,376
Other investments - Non-current
Bonds and other fixed income	239,422	18,012
Others	7,660	6,922
	247,082	24,934